Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock option activities	The following table summarizes the stock option activities:

	For the Year Ended March 31
	2019		2020		2021
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,403,800	¥4,054	3,389,200	¥4,055	3,371,200	¥4,065
Exercised	(14,600)	3,721	(18,000)	2,266	(14,000)	1
As of end of the year	3,389,200	4,055	3,371,200	4,065	3,357,200	4,082

Weighted average fair value of awards at grant date
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2019	2020	2021
BIP:
Weighted average fair value at grant date	¥4,631	¥3,857	¥3,765
ESOP:
Weighted average fair value at grant date	4,678	3,857	3,765
Equity-Settled LTIP:
Weighted average fair value at grant date			1,907 (US$17.64 in contractual currency)

Award activity related to other awards	The following table summarizes the award activity related to the stock incentive plans (number of awards):

	For the Year Ended March 31
	2019		2020		2021
	BIP	ESOP	BIP	ESOP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	433,260	6,891,762	485,232	7,939,675	819,229	13,398,751	—
Granted	252,647	5,021,627	591,508	11,152,440	518,965	791,687	25,223,010
Forfeited/expired before vesting	(17,832)	(781,033)	(22,689)	(2,003,789)	—	(794,005)	(1,744,170)
Settled	(182,843)	(3,192,681)	(234,822)	(3,689,575)	(302,351)	(5,644,481)	—
Transfer to Cash-Settled LTIP	—	—	—	—	—	—	(65,846)
At end of the year	485,232	7,939,675	819,229	13,398,751	1,035,843	7,751,952	23,412,994

	For the Year Ended March 31
	2019		2020		2021
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	4,584,937	¥4,650	4,175,347	¥4,849	2,686,749	¥4,873
Exercised	(214,296)	4,428	(17,737)	4,284	—	—
Forfeited/expired after vesting	(195,294)	4,940	(1,470,861)	4,562	(416,310)	4,641
As of end of the year	4,175,347	4,849	2,686,749	4,873	2,270,439	4,997
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company common stock):

	For the Year Ended March 31
	2019	2020	2021
As of the beginning of the year	398,479	401,153	1,439,536
Granted	279,436	1,403,045	23,541
Forfeited/expired before vesting	(92,829)	(188,383)	(155,551)
Settled	(183,933)	(176,279)	(529,075)
As of the end of the year	401,153	1,439,536	778,451
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards)(1 award represents 1 ADS):

For the Year Ended March 31
2021
As of the beginning of the year	—
Granted	286,316
Forfeited/expired before vesting	(29,478)
Settled	(59,690)
Transfer from Equity-Settled LTIP	65,846
As of the end of the year	262,994